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February 7, 2014

VIA EDGAR AND OVERNIGHT DELIVERY

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attn:                    Jeffrey P. Riedler, Assistant Director

Re:                             Amphastar Pharmaceuticals, Inc.

Confidential Draft Registration Statement on Form S-1; Submission No. 2

Originally Submitted on December 16, 2013

CIK No. 0001297184

Ladies and Gentlemen,

Amphastar Pharmaceuticals, Inc. (the “Company”) hereby provides the following information in response to the comments received from the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) in its letter to the Company dated January 10, 2014 (the “Comment Letter”). The Company’s responses are preceded by a reproduction of the corresponding Staff comments in italics as set forth in the Comment Letter.

In addition, we are concurrently sending to the Staff three marked copies of Confidential Submission No. 2 (“Submission No. 2”) of the Registration Statement on Form S-1 (the “Registration Statement”) as confidentially submitted to the Commission, marked against Confidential Submission Number 1 of the Registration Statement as confidentially submitted to the Commission on December 16, 2013. If the Staff would like additional hard copies, please so advise and we would be happy to provide additional copies. All page number references contained in the Company’s responses below correspond to the page numbers in Submission No. 2.

General

1.                                      Please file all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Company Response: The Company acknowledges the Staff’s comment and will provide all exhibits as soon as practicable.

2.                                      Prior to its use please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus. Please note that we may have comments regarding this material.

Company Response: The Company does not currently intend to include any additional graphics, visual or photographic information at this time. If the Company determines to include any other graphics, visual or photographic information in the prospectus, the Company will provide such material to the Staff on a supplemental basis prior to its use. The Company acknowledges that the Staff may have additional comments regarding this material.

3.                                      Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Company Response: The Company has neither provided, nor authorized anyone on its behalf to provide, any written materials to potential investors in reliance on Section 5(d) of the Securities Act.  Furthermore, none of the brokers or dealers that are participating or will participate in the offering presently intend to publish or distribute any research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act.  In the event that any written materials are provided by the Company or anybody authorized to do so on its behalf in reliance on Section 5(d) of the Securities Act, or if any broker or dealer participating in the offering publishes or distributes any research reports about the Company in reliance on Section 2(a)(3) of the Securities Act, the Company will supplementally provide such written materials or research reports, as applicable, to the Staff.

4.                                      Comments to your application for confidential treatment will be delivered under separate cover.

Company Response: The Company acknowledges the Staff’s comment.

Prospectus Summary, page 1

5.                                      Please define “characterizing complex molecules.”

Company Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 1 and 97 of the Registration Statement.

6.                                      Please explain the meaning and significance of a PDUFA date.

Company Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 63 and 97 of the Registration Statement.

Risk Factors, page 10

7.                                      We note that ANP is your wholly-owned subsidiary in China. Please advise us of any risks related to your direct foreign ownership in a Chinese entity.

Company Response: In response to the Staff’s comment, the Company has revised the disclosure on page 19 of the Registration Statement.

We depend upon our key personnel . . ., page 17

8.                                      Please expand your discussion to identify your key personnel, describe the extent to which you have employment agreements with such personnel, and discuss the extent to which departures have affected you in the past.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 17 of the Registration Statement.

We may be exposed to product liability claims . . ., page 19

9.                                      Please disclose the amount of product liability coverage you currently have.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 20 of the Registration Statement.

Our products may be subject to federal and state laws . . ., page 36

10.                               Please expand your disclosure on page 36 and 63 to identify your products that are subject to increasing pricing pressures, and how this pricing pressure has impacted your business to date.

Company Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 37 and 38 of the Registration Statement to clarify that while the cited governmental cost control measures apply to all of the Company’s products, the impact on the Company’s business to date from these measures has not been significant.  The Company has also revised the disclosure on pages 10 and 14 of the Registration Statement to reflect the impact on unit pricing and gross margins resulting from industry price competition.

Some of our products are marketed without FDA approval . . ., page 37

11.                               We note that you did not initially discontinue all of your products that were subject to the Prescription Drug Wrap-Up Program. Please expand your disclosure to state the products that you elected to continue after making a cost-benefit analysis.  Additionally, please expand your disclosure to provide the revenues generated from the products you elected to continue to market, and the quantified risk based on your cost-benefit analysis of continuing to market these products.  Alternatively, if the FDA also requested that you continue to commercialize these products, please disclose this request.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 38 and 39 of the Registration Statement.

Market and Industry Data, page 53

12.                               Please remove the two sentences beginning with “While we are not aware of any misstatements . . .”  It is not appropriate to directly or indirectly disclaim liability for information in the registration statement.

Company Response: In response to the Staff’s comment, the Company has revised the disclosure on page 54 of the Registration Statement.

Use of Proceeds, page 54

13.                               Please amend your disclosure to include the estimated amount of proceeds you plan to allocate for each of the uses identified on page 54, and for each individual product candidate.  Additionally, please expand your disclosure to state the stage of development for each product candidate that you expect to reach using the allocated proceeds.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 6 and 55 of the Registration Statement to clarify that the reference to facility expansion represents the approximately $15.0 million in contractual commitments for the Company’s investment in land development related to its facility expansion in China.  The Company advises the Staff that it currently has a pipeline of 20 product candidates, and management and the board of directors have yet to decide how the Company will allocate proceeds from this offering and the Company’s other financial resources among its product candidates.  Furthermore, the Company is not dependent on this offering to continue development of its product candidates.  The Company estimates that its current cash and cash equivalents, together with its cash from operating activities, will be sufficient to fund its investments in product development for the foreseeable future without the proceeds of this offering.  Therefore, with respect to the Staff’s comment relating to product development, the Company has revised its disclosure to eliminate the separate bullets for product candidate development and investment in related equipment and facilities, and instead reference “product development” along with working capital as an example of using the remaining proceeds for general corporate purposes.

14.                               Please expand your disclosure to provide a description of the facility expansion. Additionally, please clarify if the facility expansion includes the land development related to a facility expansion in China, and include the investment in land development related to a facility expansion in China as one of the bulleted intended uses on page 54.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 55 of the Registration Statement. Please also note the Company’s response to Staff comment 13.

15.                               We note that you have commitments to invest in China. If you intend to use any proceeds to fulfill these commitments, please include such commitments in your use of proceeds.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 55 of the Registration Statement. Please also note the Company’s response to Staff comment 13.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Net Revenues, page 64

16.                               Please separately disclose any significant product revenue included in “Other Products” such as Cortrosyn.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 65 of the Registration Statement to disclose net revenues for each product that constituted 10% or more of the Company’s net revenues during any of the periods presented.

Research and Development, page 65

17.                               You state that you have made, and expect to continue to make, substantial investments in research and development to expand your product portfolio and grow your business.  On page 98, you disclose that you currently manufacture and sell 15 products in the U.S. and are developing a portfolio of 13 generic and seven proprietary injectable and inhalation product candidates.  Please provide us with the following information and revise your disclosures as appropriate:

•                  For your key research and development projects, please tell us the following:

•                  The nature, objective, and current status of the project;

•                  The costs incurred during each period presented and to date;

•                  The nature of efforts and steps necessary to complete the project;

•                  The risks and uncertainties associated with completing development;

•                  The extent and nature of additional resources that need to be obtained if current liquidity is not expected to be sufficient to complete the project; and

•                  Whether a future milestone such as completion of a development phase, date of filing an NDA with a regulatory agency, or approval from a regulatory agency can be reliably determined.

•                  For the remainder of projects not considered individually significant, tell us the composition of the total R&D expense for each period presented. This can take a variety of forms but is mainly driven by how many projects are managed and how they are reported within the organization. We believe disclosure of R&D by your divisional structure would be informative.  Also distinguishing between discovery, preclinical and clinical development categories and further by late stage such as phase III development categories along with providing the number of projects in each category helps provide information necessary to understand the pipeline and trends by division.  To the extent that management has information available by therapeutic class, we believe that further enhances the understanding of R&D expense and trends.

Company Response:  The Company advises the Staff that it does not account for its research and development expenses on a product-by-product basis and therefore costs incurred per project cannot be provided.

In response to the first bullet in the Staff’s comment, the Company advises the Staff that with the exception of Primatene Mist HFA, none of its other research and development projects are individually significant to the Company at this time. As more fully set forth in the Company’s response to the second succeeding bullet, the Company respectfully refers the Staff to disclosure elsewhere in the Registration Statement for a discussion of the Company’s development activities related to Primatene Mist HFA. Furthermore, the Company advises the Staff that it is not dependent on this offering to continue its research and development activities, including those related to Primatene Mist HFA.

In response to the second bullet of the Staff’s comment, the Company has revised the disclosure on pages 66 and 67 of the Registration Statement to provide greater detail on the composition of its research and development expenses based on categories of activities undertaken during the periods presented.

•                  If based on a known event, trend, demand, commitment or uncertainty, future R&D expense or the mix of R&D expense is reasonably likely to differ from current trends, please tell us the reasons for and the amount of the expected change.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 67 of the Registration Statement.

•                  For projects that you disclose are in the late stage of development such as phase III, unless management believes that the expected effect on results of operations or financial position from the project when completed will be insignificant, please tell us the following about each project, even if the R&D expenses incurred on the project has not been material, in order to provide insight into expected effects on future operations, financial position or liquidity.  Please include:

•                  A description of the nature and its indication;

•                  The phase the project is in at the end of the reporting period and the month and year it entered that phase;

•                  Significant patents associated with the project and their expiration dates as well as other information about the exclusivity period related to the project;

•                  Significant developments of the project during the period such as significant milestones, filing for regulatory approval, approval and other responses from regulatory agencies; suspension or termination and their reasons;

•                  Future expected milestones such as completion of a development phase, date of filing an NDA with a regulatory agency, or approval from a regulatory agency if it can be reliably determined. If the extent and timing of these future events cannot be reliably determined, please tell us the facts and circumstances that prevent their determination.

Company Response:  The Company advises the Staff that with the exception of Primatene Mist HFA, and Amphadase, none of its other research and development projects are in late stages of development.  The Company does not currently expect to expend significant research and development funds on any individual product candidates during the next twelve months.  The Company further advises the Staff that Primatene Mist HFA is the only late stage product candidate that it believes is likely to have a significant effect on the Company’s results of operations or financial position, as revenues from Amphadase, even if successfully commercialized, are not expected to be individually significant to the Company.  The Company respectfully submits to the Staff that the requested detail in the bullets above with respect to Primatene Mist HFA is disclosed elsewhere in the Registration Statement (including the disclosures on page 97 relating to the nature of Primatene Mist HFA and its indication, on page 104 relating to its regulatory status and anticipated PDUFA date, and on page 121 relating to the significant patent associated with Primatene Mist HFA).   The Company intends to update its

disclosures in future periods in the event that any of its product candidates that it believes would be significant to its results of operations or financial position (i) enters a late stage of development, or (ii) requires research and development expenditures that are significant to the Company.

Critical Accounting Policies

Share-Based Compensation, page 72

18.                               Please revise Management’s Discussion and Analysis relating to your issuances of equity instruments as follows:

•                  Please update the table on page 76 to include the terms of all equity issuances through the date of effectiveness, including options, warrants, preferred stock, deferred stock units, etc.

•                  Please include a discussion of each significant factor contributing to the difference between the fair value as of the date of each grant and the estimated IPO price.  Please note that we are deferring final evaluation of stock compensation and related costs until an amendment including your estimated offering price has been filed.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 77 through 80 of the Registration Statement and will continue to update its disclosure accordingly.  The Company further acknowledges that the Staff will defer its final evaluation of stock compensation and related costs until an amendment including an estimated offering price has been filed.

Agreements with Corporate Partners, page 94

19.                               Please expand your disclosure to state your share of the gross profits from Andrx’s sales and now Watson’s sales of enoxaparin in the U.S., within a ten percent range.  Additionally, please disclose the material early termination provisions, and the year that the agreement will expire given the patents that are currently outstanding.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 93 and 94 of the Registration Statement.

Investment in China, page 95

20.                               We note on page 95 that you entered into agreements to lease land in China. Please expand your disclosure to clarify which of the filed exhibits relate to each of the agreements you entered. Alternatively, please file the agreements as exhibits to the registration statement.

Company Response:  In response to the Staff’s comment, the Company has filed the referenced leases as Exhibits 10.25, 10.26, 10.27 and 10.28 to the Registration Statement.

Business, page 98

21.                               Please advise us of the INDs submitted for Primatene Mist HFA and Amphadase by indication and disclose when these INDs were filed and by whom. Additionally, please clarify whether you or anyone else has filed INDs for Primatene Mist HFA and Amphadase. If so, provide the same information as requested for the INDs that you have submitted.

Company Response:   In response to the Staff’s comment, the Company has revised the disclosure on page 104 of the Registration Statement to disclose the requested information regarding the INDs submitted by the Company for Primatene Mist HFA and Amphadase.  The Company further advises the Staff that it is not aware of any party other than the Company having filed INDs for either of these product candidates.

Our Product Candidates, page 103

22.                               We note that you have 13 generic product candidates in development. Please expand your disclosure to state the number of candidates that are in early stage development prior to bioequivalence studies.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 103 of the Registration Statement.

Intellectual Property, page 122

23.                               Please disclose your products and candidates for which you do not have patent protection.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 121 and 122 of the Registration Statement.

24.                               Please expand your disclosure to discuss your material patents by material product or product group. Additionally, please expand your disclosure to discuss your material patents for each of Primatene Mist HFA and Amphadase.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 121 and 122 of the Registration Statement.

25.                               Please provide similar information with respect to your non-U.S. patent coverage and identify the applicable jurisdictions.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 121 and 122 of the Registration Statement.

Management, page 124

26.                               Please update the security ownership table to the most recent practicable date.

Company Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 138 and 139 of the Registration Statement to reflect the most recent practicable date in connection with the confidential Submission No. 2, and will continue to update its disclosure accordingly.

27.                               Please identify the natural person(s) with voting or investment control over the securities owned by Coller International Partners IV Limited.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on page 139 of the Registration Statement.

Executive and Director Compensation, page 130

28.                               Please update your executive and director compensation disclosure to include the registrant’s last completed fiscal year. You should continue to provide 2012 executive compensation information in your Summary Compensation Table. Please refer to Instruction 1 to Item 402(c) of Regulation S-K.

Company Response:  In response to the Staff’s comment, the Company has revised the disclosure on pages 130 through 137 of the Registration Statement to include the Company’s last completed fiscal year.

29.                               Once available, please expand your disclosure to include the material terms of the employment agreements between you and your named executive officers. Additionally, please file these agreements as exhibits.

Company Response:  The Company acknowledges the Staff’s comment and will expand the disclosure to include the material terms of the employment agreements between the Company and its named executive officers, and will file such agreements as exhibits, once they are entered into.

Certain Relationships and Related Transactions, page 140

30.                               We note that the company signed a purchase agreement for the NDRC facility with MSI in October 2012. Please file your purchase agreement as an exhibit pursuant to Item 601(b) of Regulation S-K.

Company Response:  In response to the Staff’s comment, the Company has filed the purchase agreement as Exhibit 10.21 to the Registration Statement.

31.                               When available please file your indemnification agreements between the company and its directors.

Company Response:  The Company acknowledges the Staff’s comment and, when available, will file the form of such agreement as an exhibit.

Shares Eligible for Future Sale, page 146

32.                               Please state the number of shares that are subject to a lock-up.

Company Response:  The Company advises the Staff that it is in the process of collecting lock-up agreements from its stockholders and, when available, will provide the number of shares subject to such lock-up agreements in a subsequent filing.

Underwriting

Commissions and Discounts, page 152

33.                               Please advise us if the company and the selling shareholders will pay the expenses of the offering on a pro rata basis. If the company and the selling shareholders will not pay the expenses of the offering on a pro rata basis, please expand your disclosure to explain the amount the company will pay and the amount the selling shareholders will pay.

Company Response:  The Company advises the Staff that the Company intends to pay the expenses of the offering, other than the underwriting discount, fees and disbursements of counsel for the selling shareholders and any transfer taxes.  The Company has updated the disclosure on page 153 of the Registration Statement accordingly.

Please acknowledge receipt of this letter by stamping the enclosed copy and returning it in the enclosed stamped and self-addressed envelope. If you have any questions or comments concerning these responses, please do not hesitate to call me at (949) 623-3574 or email me at david.allen@klgates.com.

Sincerely,

K&L Gates LLP

/s/ David B. Allen

David B. Allen

cc:                                Jason Shandell, Amphastar Pharmaceuticals, Inc.

Michael Hedge, K&L Gates LLP

Donna M. Petkanics, Wilson, Sonsini, Goodrich R Rosati, P.C.